Condensed Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Condensed Quarterly Financial Data
Condensed Quarterly Financial Data

Note 15. Condensed Quarterly Financial Data (Unaudited)

The following table presents summarized unaudited quarterly financial data (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Operating expenses	$11,316	$5,976	$5,951	$4,715
Net loss	(11,889)	(6,546)	(6,449)	(5,167)
Net loss applicable to common shares	(12,481)	(6,594)	(6,497)	(5,215)
Net loss per common share:
Basic	(0.29)	(0.14)	(0.13)	(0.11)
Diluted	(0.29)	(0.14)	(0.13)	(0.11)

2009
Operating expenses	$12,244	$9,088	$9,198	$12,448
Net loss	(12,950)	(9,720)	(9,877)	(13,168)
Net loss applicable to common shares	(13,075)	(9,845)	(10,002)	(13,293)
Net loss per common share:
Basic	(0.38)	(0.28)	(0.29)	(0.36)
Diluted	(0.38)	(0.28)	(0.29)	(0.36)

Note: Net loss per common share, basic and diluted, may not add to net loss per common share for the year due to rounding.